--------------------------------------------------------------------------------



                             UBS
                             SMALL CAP
                             FUND

                             ------

                             UBS
                             Private Investor
                             Funds, Inc.





                             Annual Report
                             December 31, 1997

--------------------------------------------------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Small Cap Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's annual report for the period ended December 31, 1997. This report contains a letter from the portfolio manager discussing the performance of the Fund during the period September 30, 1997 (commencement of operations) through December 31, 1997 including a market overview. In addition, it includes a complete set of audited financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. Completion of the merger is still subject to regulatory approvals which are expected to be received soon.

This merger will create a top-tier global financial services group which will concentrate on clearly defined core businesses. As private banking and asset management are core businesses of the banks, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your continued confidence in the UBS Private Investor Funds.

Sincerely,

/s/ Dr. HansPeter Lochmeier
Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

The UBS Small Cap Fund commenced operations with a 5.62% loss for the period September 30, 1997 (commencement of operations) through December 31, 1997, which compares unfavorably with a 3.35% loss for its benchmark, the Russell 2000 Total Return Index (the 'Russell 2000').

This chart provides a comparison of the Fund's performance to that of the Russell 2000. This chart compares total returns (which includes changes in share price and reinvestment of all income dividends and capital gains distributions) of a hypothetical $10,000 investment made on September 30, 1997 (commencement of operations) and held through December 31, 1997.

                              [PERFORMANCE GRAPH]

                                    UBS SMALL  RUSSELL 2000 TOTAL
                     DATE           CAP FUND      RETURN INDEX
                     ----           ---------   ------------------
                    9/30/97          10,000         10,000
                   10/31/97           9,536          9,561
                   11/30/97           9,366          9,498.85
                   12/31/97           9,438          9,665.08


PORTFOLIO ACTIVITY

Small cap growth stocks were hammered in the fourth quarter of 1997, in large part because of a flight to quality by nervous investors. As investors grew concerned about the growing turmoil in Asia, they instinctively fled to the safety of U.S. bonds and high-quality, large cap U.S. stocks. Although most American small cap companies will be largely untouched by the Asian crisis, it typically takes a while for market perceptions to catch up with economic realities in tumultuous times.

In the fourth quarter, the UBS Small Cap Fund suffered from weak performances in its oil services and technology stocks. Many of the technology names were hurt during the quarter by issues relating to the problems in Asia. In fact, the technology segment of the Russell 2000 dropped a remarkable 17.4% in the fourth quarter. In addition, several of the Fund's oil services stocks retreated from very strong price performances that they had chalked up earlier in the year. The Fund, because of its growth orientation, also was substantially underrepresented in the utilities sector, which enjoyed a 16.5% return for the quarter. On the positive side, the Fund benefited from excellent stock selection in financial and transportation stocks in the fourth quarter.

The Fund's strategy is to identify companies with strong competitive franchises that will enable them to generate robust earnings growth and thereby produce above-average stock price gains in the future.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
Instead of making 'top-down' calls on the economy and individual economic sectors, the Fund uses a 'bottom-up' approach to identify promising stocks that are likely to grow at an above-average pace. Note, however, that we are attentive to the overall risk of the Fund and make every effort to diversify the portfolio across a broad range of sectors. Even so, we will overweight sectors where we find large numbers of attractive companies, while we will underweight sectors that lack favorable growth characteristics.

At present, the Fund is modestly overweighted relative to the Russell 2000 in retail, energy, and transportation names, and it has a substantial overweight in the consumer staples environment, because many of the stocks in this sector have been chalking up excellent profit gains of late. The Fund also is moderately underweighted in the financial, health care, technology, and utility sectors. Cash at quarter-end was in the 3% range, which is in line with our objective of remaining fully invested at all times.

SMALL CAP MARKET OUTLOOK

Small cap stocks underperformed large cap stocks for the fourth consecutive year, and we calculate that the Russell 2000 has lagged the S&P 500 by a cumulative 52 percentage points since small cap stocks lost their leadership in March 1994. If we limit our perspective to the past three years, small cap stocks have chalked up one of their worst three-year performances versus the S&P 500 in the past two decades. At year-end, the Russell 2000 had sunk to levels versus the S&P 500 not seen since their lows in the early 1990s, which was immediately prior to the beginning of the last substantial small cap rally.

On the earnings front, most market observers are questioning whether current profit forecasts are too optimistic, especially for large cap stocks with substantial business in Asia. The 'Asian flu' has proven to be a nasty bug and we are seeing evidence that it will have an impact on large-cap, multi-national earnings in general, and technology stock profits in particular. In this environment of cutting estimates, we expect more domestically oriented small companies to hold up relatively well, which should provide a helpful catalyst to small cap stock performance in the months ahead. Even before adjusting for the Asian turmoil, IBES forecasters had been projecting small cap earnings to grow faster than large cap earnings. At the end of 1997, for instance, the IBES consensus had forecasted a 21.5% rise in share earnings for the small cap Russell 2000 in the year ahead, versus a 14.1% increase for the S&P 500. Over time, we expect these superior bottom-line growth prospects to be reflected in strong relative stock price action.

One other factor that favors a small cap rally is the recent passage of capital gains tax reduction legislation, which will significantly improve the after-tax returns of small cap stocks versus other financial instruments that are not as capital gains oriented. On the two previous occasions when the U.S. pared capital gains rates, small cap stocks substantially outperformed large cap stocks in the two years following the reduction. Combine this favorable legislation with excellent small cap earnings growth prospects and depressed relative valuations, and we think all the ingredients are in place for a strong small cap recovery over the next several years. When small cap stocks do take the lead, they historically have outperformed their large cap counterparts for periods of five to seven years, so the upside potential remains significant.

One question on many investors' minds is whether the stock market will have to experience a meaningful break before small cap stocks return to the leadership circle. Although bear markets are always a risk and small caps typically have not held up well in declining markets, we note that smaller

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
companies have had much less of a price runup in recent years than their large cap brothers. Due to their recent laggard status, we think the downside risk to small caps in a bear market is below average in the current cycle.

We appreciate your support and look forward to serving you in 1998.

Paul A. Graham, Jr. CFA
Portfolio Manager

David N. Wabnik
Portfolio Manager







------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Small Cap Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2000 Total Return Index is an unmanaged index that includes 2,000 U.S. small capitalization stocks and is a common measure of the performance of the small capitalization segment of the U.S. stock market.

UBS Small Cap Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Small Cap Portfolio, at value....     $11,944,837
Receivable from sale of capital stock...............................................          25,000
Deferred organization expenses and other assets.....................................          38,289
                                                                                         -----------
          Total Assets..............................................................      12,008,126
                                                                                         -----------

LIABILITIES:
Due to funds services agent.........................................................           5,192
Administrative services fees payable................................................           1,160
Organizational expenses payable.....................................................          20,000
Other accrued expenses..............................................................          27,776
                                                                                         -----------
          Total Liabilities.........................................................          54,128
                                                                                         -----------

NET ASSETS..........................................................................     $11,953,998
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         126,657
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................          $94.38
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       127
Additional paid-in capital..........................................................      12,476,380
Net unrealized depreciation of investments..........................................        (526,758)
Accumulated undistributed net realized gain.........................................           4,249
                                                                                         -----------
          Net Assets................................................................     $11,953,998
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Small Cap Fund
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios Trust -- UBS
  Small Cap Portfolio
     Interest............................................................                  $  19,156
     Dividends...........................................................                      7,705
                                                                                           ---------
          Investment income..............................................                     26,861
     Total expenses......................................................    $ 29,904
     Less: Fee waiver....................................................      (1,873)
                                                                             --------
     Net expenses........................................................                     28,031
                                                                                           ---------
Net Investment Loss from UBS Investor Portfolios Trust -- UBS Small Cap
  Portfolio..............................................................                     (1,170)

EXPENSES:
Shareholder service fees.................................................       6,078
Administrative services fees.............................................       1,580
Reports to shareholders expense..........................................      15,380
Audit fees...............................................................      11,300
Registration fees........................................................      11,151
Transfer agent fees......................................................       3,750
Legal fees...............................................................       3,750
Fund accounting fees.....................................................       2,250
Amortization of organization expenses....................................       1,008
Directors' fees..........................................................         857
Miscellaneous expenses...................................................       1,252
                                                                             --------
     Total expenses......................................................      58,356
     Less: Fee waiver and expense reimbursements.........................     (57,213)
                                                                             --------
     Net expenses........................................................                      1,143
                                                                                           ---------
Net investment loss......................................................                     (2,313)
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS SMALL CAP PORTFOLIO
Net realized gain on securities transactions.............................                      6,540
Net change in unrealized depreciation of investments.....................                   (526,758)
                                                                                           ---------
Net realized and unrealized loss on investments from UBS Investor
  Portfolios Trust -- UBS Small Cap Portfolio............................                   (520,218)
                                                                                           ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  ($522,531)
                                                                                           ---------
                                                                                           ---------

------------------------
See notes to financial statements.

UBS Small Cap Fund
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss............................................................        $    (2,313)
Net realized gain on securities transactions...................................              6,540
Net change in unrealized depreciation of investments...........................           (526,758)
                                                                                    -----------------
Net decrease in net assets resulting from operations...........................           (522,531)
                                                                                    -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................         12,731,529
Cost of shares redeemed........................................................           (255,000)
                                                                                    -----------------
Net increase in net assets from transactions in shares of common stock.........         12,476,529
                                                                                    -----------------

NET INCREASE IN NET ASSETS.....................................................         11,953,998
NET ASSETS:
Beginning of period............................................................           --
                                                                                    -----------------
End of period..................................................................        $11,953,998
                                                                                    -----------------
                                                                                    -----------------

------------------------
See notes to financial statements.

UBS Small Cap Fund
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period......................................................       $  100.00
                                                                                             -----------------
Loss from investment operations:
     Net realized and unrealized loss on investments......................................           (5.62)
                                                                                             -----------------

Net asset value, end of period............................................................       $   94.38
                                                                                             -----------------
                                                                                             -----------------
Total return..............................................................................           (5.62%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).............................................       $  11,954
     Ratio of expenses to average net assets(2)...........................................            1.20%(3)
     Ratio of net investment income to average net assets(2)..............................           (0.10%)(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Small Cap Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 2.43% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.







See notes to financial statements.

UBS Small Cap Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL

UBS Small Cap Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS International Equity Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Small Cap Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. One shareholder owned 19.7% of the shares of the Fund at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are include elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (44.2% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not

UBS Small Cap Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
require reclassification. For the period ended December 31, 1997, the Fund increased accumulated undistributed net investment income by $2,313, decreased accumulated undistributed net realized gains by $2,291 and decreased paid-in-capital by $22. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $20,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (September 30, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise by made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $1,580.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee amounted to $6,078, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.20% of the Fund's average daily net assets. For the period September 30, 1997 (commencement of operations) through December 31, 1997, UBS reimbursed the Fund for expenses totaling $51,135 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund during the period September 30, 1997 (commencement of operations) through December 31, 1997 were as follows:

Shares subscribed.............................................              129,190
Shares redeemed...............................................               (2,533)
                                                                         ----------
Net increase in shares outstanding............................              126,657
                                                                         ----------
                                                                         ----------

UBS Small Cap Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Small Cap Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of Americas
New York, New York
February 17, 1998

UBS Small Cap Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
------   --------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 96.7%
         ADVERTISING -- 2.3%
23,700   HA-LO Industries, Inc.......................................................................   $   616,200
                                                                                                        -----------
         AIRLINES -- 1.6%
16,400   Mesaba Holdings, Inc.*......................................................................       426,400
                                                                                                        -----------
         BANKING & FINANCIAL INSTITUTIONS -- 12.5%
17,100   Commercial Federal Corporation..............................................................       608,119
 9,100   Imperial Bancorp............................................................................       448,744
 8,000   Investors Financial Services Corporation....................................................       368,000
20,500   North Fork Bancorporation, Inc..............................................................       688,031
14,900   Peoples Heritage Financial Group, Inc.......................................................       685,400
 9,200   U.S. Trust Corporation......................................................................       576,150
                                                                                                        -----------
                                                                                                          3,374,444
                                                                                                        -----------
         BIO-TECHNOLOGY -- 2.1%
25,500   COR Therapeutics, Inc.*.....................................................................       573,750
                                                                                                        -----------
         BUILDING MATERIALS -- 2.1%
12,900   Texas Industries, Inc.......................................................................       580,500
                                                                                                        -----------
         COMMERCIAL SERVICES -- 1.3%
17,400   Norrell Corporation.........................................................................       345,825
                                                                                                        -----------
         CONSUMER FOODS -- 6.3%
14,000   American Italian Pasta Company, Class A*....................................................       350,000
19,500   JP Foodservice, Inc.*.......................................................................       720,278
22,000   Richfood Holdings, Inc......................................................................       621,500
                                                                                                        -----------
                                                                                                          1,691,778
                                                                                                        -----------
         CONSUMER GOODS & SERVICES -- 3.4%
21,500   Central Garden & Pet Company*...............................................................       564,375
11,600   Samsonite Corporation*......................................................................       366,850
                                                                                                        -----------
                                                                                                            931,225
                                                                                                        -----------
         ELECTRONICS -- 4.5%
18,886   Computer Products Inc.*.....................................................................       427,296
 9,000   Sanmina Corporation.........................................................................       609,750
 6,800   SpeedFam International, Inc.*...............................................................       180,200
                                                                                                        -----------
                                                                                                          1,217,246
                                                                                                        -----------
         ENVIRONMENTAL SERVICES -- 2.1%
28,050   Tetra Tech, Inc.............................................................................       561,000
                                                                                                        -----------
         HEALTH CARE PROVIDERS -- 4.1%
14,200   FPA Medical Management, Inc.*...............................................................       264,475
11,700   Genesis Health Ventures, Inc................................................................       308,588
12,700   Pediatrix Medical Group Inc.*...............................................................       542,925
                                                                                                        -----------
                                                                                                          1,115,988
                                                                                                        -----------
         HOME BUILDING -- 2.4%
19,700   Oakwood Homes Corp..........................................................................       653,794
                                                                                                        -----------

------------------------
See notes to financial statements.
                                       12

UBS Small Cap Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
------   --------------------------------------------------------------------------------------------   -----------
         INSURANCE -- 7.0%
21,800   Horace Mann Educators Corporation...........................................................   $   619,938
10,700   Protective Life Corporation.................................................................       639,325
10,400   Vesta Insurance Group, Inc..................................................................       617,500
                                                                                                        -----------
                                                                                                          1,876,763
                                                                                                        -----------
         LODGING -- 3.9%
13,900   Interstate Hotels Company*..................................................................       487,369
13,600   Promus Hotel Corporation*...................................................................       571,200
                                                                                                        -----------
                                                                                                          1,058,569
                                                                                                        -----------
         MANUFACTURING -- 2.5%
17,100   Kuhlman Corporation.........................................................................       669,038
                                                                                                        -----------
         MEDICAL SUPPLIES -- 3.0%
15,300   Patterson Dental Company*...................................................................       692,325
 2,100   Safeskin Corporation........................................................................       119,175
                                                                                                        -----------
                                                                                                            811,500
                                                                                                        -----------
         OIL SERVICES -- 6.2%
20,700   Pride International, Inc.*..................................................................       522,675
13,800   R&B Falcon Corp.*...........................................................................       577,875
23,800   Tuboscope Inc.*.............................................................................       572,688
                                                                                                        -----------
                                                                                                          1,673,238
                                                                                                        -----------
         PACKAGING -- 0.1%
   800   Ivex Packaging Corporation*.................................................................        19,200
                                                                                                        -----------
         REAL ESTATE -- 0.6%
 6,800   Prime Group Realty Trust REIT(a)............................................................       137,700
   500   Trammell Crow Company*......................................................................        12,875
                                                                                                        -----------
                                                                                                            150,575
                                                                                                        -----------
         RETAIL -- 9.0%
15,700   Ethan Allen Interiors Inc...................................................................       605,431
37,600   Foodmaker, Inc.*............................................................................       566,350
22,000   Landry's Seafood Restaurants, Inc.*.........................................................       528,000
 5,700   Paul Harris Stores, Inc.*...................................................................        57,356
30,000   Pier 1 Imports, Inc.........................................................................       678,750
                                                                                                        -----------
                                                                                                          2,435,887
                                                                                                        -----------
         SCIENTIFIC INSTRUMENTS -- 2.0%
14,300   Waters Corporation*.........................................................................       538,038
                                                                                                        -----------
         TECHNOLOGY -- 8.9%
 2,700   Coherent, Inc.*.............................................................................        94,838
 4,500   Concord Communications, Inc.*...............................................................        93,375
14,000   Dallas Semiconductor Corporation............................................................       570,500
12,200   Methode Electronics, Inc., Class A..........................................................       198,250
37,200   Paxar Corporation...........................................................................       551,025
 9,400   Perceptron, Inc.*...........................................................................       203,275
10,300   SPSS, Inc.*.................................................................................       198,275
19,000   Technology Solutions Company................................................................       501,125
                                                                                                        -----------
                                                                                                          2,410,663
                                                                                                        -----------

------------------------
See notes to financial statements.
                                       13

UBS Small Cap Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
------   --------------------------------------------------------------------------------------------   -----------
         TRANSPORTATION -- 6.3%
 7,600   Airborne Freight Corporation................................................................   $   472,150
20,900   Coach USA, Inc.*............................................................................       700,150
 7,000   Expeditors International of Washington, Inc.................................................       269,500
 8,000   Swift Transportation Co., Inc.*.............................................................       259,000
                                                                                                        -----------
                                                                                                          1,700,800
                                                                                                        -----------
         WATER TREATMENT SYSTEMS -- 2.5%
13,600   Culligan Water Technologies, Inc.*..........................................................       683,400
                                                                                                        -----------
         TOTAL INVESTMENTS AT MARKET VALUE -- 96.7%
             (COST $27,126,057)......................................................................    26,115,821
         OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.3%...............................................       879,967
                                                                                                        -----------
         NET ASSETS -- 100.0%........................................................................   $26,995,788
                                                                                                        -----------
                                                                                                        -----------

------------------------

(a) REIT -- Real Estate Investment Trust.

 * Non-income producing security.

Note: Based upon the cost of investments of $27,126,057 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $1,229,092 and $2,239,328, respectively, resulting in net unrealized depreciation of $1,010,236.







See notes to financial statements.

UBS Small Cap Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $27,126,057).........................................     $26,115,821
Cash.............................................................................       1,006,534
Receivable for investment securities sold........................................         500,000
Dividends and interest receivable................................................          12,942
Deferred organization expenses and other assets..................................           4,549
                                                                                      -----------
     Total Assets................................................................      27,639,846
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           2,643
Payable for investment securities purchased......................................         604,904
Organization expenses payable....................................................           5,000
Other accrued expenses...........................................................          31,511
                                                                                      -----------
     Total Liabilities...........................................................         644,058
                                                                                      -----------

NET ASSETS.......................................................................     $26,995,788
                                                                                      -----------
                                                                                      -----------






------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..............................................................     $34,600
Dividends.............................................................      14,908
                                                                           -------
     Investment income................................................                  $    49,508

EXPENSES:
Investment advisory fees..............................................       4,233
Administrative services fees..........................................       3,362
Audit fees............................................................      24,500
Fund accounting fees..................................................       8,750
Custodian fees and expenses...........................................       8,000
Legal fees............................................................       3,750
Trustees' fees........................................................       1,000
Insurance expense.....................................................         375
Amortization of organization expenses.................................         252
Miscellaneous expenses................................................       1,000
                                                                           -------
     Total expenses...................................................      55,222
     Less: Fee waiver.................................................      (4,233)
                                                                           -------
     Net expenses.....................................................                       50,989
                                                                                        -----------
Net investment loss...................................................                       (1,481)
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..........................                       14,491
Net change in unrealized depreciation of investments..................                   (1,010,236)
                                                                                        -----------
Net realized and unrealized loss on investments.......................                     (995,745)
                                                                                        -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                  $  (997,226)
                                                                                        -----------
                                                                                        -----------






------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss.................................................................   $    (1,481)
Net realized gain on securities transactions........................................        14,491
Net change in unrealized depreciation of investments................................    (1,010,236)
                                                                                       -----------
Net decrease in net assets resulting from operations................................      (997,226)
                                                                                       -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions.........................................................    28,559,733
Value of withdrawals................................................................      (566,719)
                                                                                       -----------
Net increase in net assets from capital transactions................................    27,993,014
                                                                                       -----------

NET INCREASE IN NET ASSETS..........................................................    26,995,788
NET ASSETS:
Beginning of period.................................................................       --
                                                                                       -----------
End of period.......................................................................   $26,995,788
                                                                                       -----------
                                                                                       -----------







------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000s omitted).............................        $26,996
     Average commission rate per share....................................        $  0.05
     Ratio of expenses to average net assets(1)...........................           1.06% (2)
     Ratio of net investment loss to average net assets(1)................          (0.03%)(2)
     Portfolio turnover...................................................              3%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.09% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(2) Annualized.










See notes to financial statements.

UBS Small Cap Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Small Cap Portfolio (the 'Portfolio), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by the UBS Small Cap Fund and UBS Small Cap Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York), Inc. ('UBSAM') is the sub-advisor of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $5,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (September 30, 1997).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- Effective December 22, 1997, the Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-adviser. UBS and UBSAM were

UBS Small Cap Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
not entitled to receive any investment advisory fee prior to the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement by the shareholders of the Fund. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.40% of the Portfolio's first $25 million average daily net assets, 0.325% of the Portfolio's next $25 million average daily net assets and 0.25% of the Portfolio's average daily net assets in excess of $50 million. For the period December 22, 1997 through December 31, 1997, the investment advisory fee amounted to $4,233, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $3,362.

4. PURCHASE AND SALES OF INVESTMENTS
For the period from September 30, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $27,779,049 and $667,483, respectively.

UBS Small Cap Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Small Cap Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17,1998

Special Meeting of Shareholders (Unaudited)
--------------------------------------------------------------------------------

A special meeting of the shareholders of UBS Private Investor Funds, Inc. with respect to UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund was held Monday, December 22, 1997. The results of votes taken among shareholders of UBS Small Cap Fund on Proposals 1 and 2 are listed below.

PROPOSAL 1
To approve a proposal to adopt an Investment Advisory Agreement between the Trust and UBS, with respect to the assets of UBS Small Cap Portfolio.

                                                      # OF SHARES VOTED    % OF SHARES
                                                      -----------------    -----------

Affirmative........................................       75,692.244          74.35%
Against............................................        1,631.646           1.60%
Abstain............................................                0           0.00%

PROPOSAL 2
To adopt an Investment Sub-Advisory Agreement between UBS and UBSAM, with respect to the assets of UBS Small Cap Portfolio.

                                                      # OF SHARES VOTED    % OF SHARES
                                                      -----------------    -----------

Affirmative........................................       75,694.244          74.35%
Against............................................        1,631.646           1.60%
Abstain............................................                0           0.00%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------


                              UBS SMALL CAP FUND
                             200 CLARENDON STREET
                         BOSTON, MASSACHUSETTS 02116






INVESTMENT ADVISOR                          Union Bank of Switzerland,
                                            New York Branch
                                            1345 Avenue of the Americas
                                            New York,NY 10105


ADMINISTRATOR                               Investors Bank & Trust Company
                                            200 Clarendon Street
                                            Boston, Massachusetts 02116


DISTRIBUTOR                                 First Fund Distributors, Inc.
                                            4455 East Camelback Road
                                            Phoenix, AZ 85018


CUSTODIAN AND TRANSFER AGENT                Investors Bank & Trust Company
                                            200 Clarendon Street
                                            Boston, Massachusetts 02116


--------------------------------------------------------------------------------